Intangible Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥) Segments	Mar. 31, 2021 JPY (¥) Segments	Mar. 31, 2020 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4
Goodwill	¥ 396,279	¥ 203,891	¥ 243,827
Impairment loss	0	42,398	0
Research and development expenditure recognized	35	60	78
Impairment loss of intangible assets	55,816	448	28,689
SMBC Retail Banking Unit [Member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	136,328
Fullerton India Credit Company Limited [Member] | Foreign countries [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	190,986
Leasehold rights [member]
Disclosure of detailed information about intangible assets [line items]
Other intangibles	6,639	6,619
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	¥ 0	1
Other intangibles [member] | SMBC Trust Bank Ltd. [member]
Disclosure of detailed information about intangible assets [line items]
Pre Tax Discount Rate	7.00%
Computer software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	¥ 49,304
Computer software [member] | Not internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	6,512	447
Computer software [member] | SMBC Retail Banking Unit [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss of intangible assets	¥ 32,678
Securities [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		¥ 42,398
Wholesale Business Unit [member]
Disclosure of detailed information about intangible assets [line items]
Number of main business segments | Segments	4	4
Retail Business Segment [member] | SMBC Consumer Finance Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 56,692	¥ 56,692
Head Office Account and Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	329,350	137,489	¥ 178,011
Impairment loss		42,398
Head Office Account and Others [member] | SMBC Nikko Securities Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	109,629	109,629
Head Office Account and Others [member] | Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	12,678	12,678
Aggregated individually immaterial business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	¥ 26,294	¥ 24,892